Restructuring (Detail) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2015
Restructuring
Restructuring Reserve	$ 5,151,000		$ 1,812,000	$ 5,349,000	$ 3,366,000
Restructuring charges	5,219,000	1,778,000	4,883,000	10,500,000	9,256,000
Restructuring Reserve	1,812,000	5,349,000	5,349,000	3,366,000		1,812,000
Restructuring payments	(1,747,000)		(8,613,000)	(8,559,000)
Translation	(133,000)		193,000	42,000
Restructuring and Related Cost, Accelerated Depreciation	0	108,000	107,000	1,058,000	0
EMEA [Member]
Restructuring
Restructuring charges	4,274,000	501,000	1,000,000	6,704,000	7,531,000
USCAN Segment [Member]
Restructuring
Restructuring charges	762,000	67,000	754,000	1,376,000	1,603,000
LATAM Segment [Member]
Restructuring
Restructuring charges	183,000	1,145,000	3,053,000	2,240,000	0
APAC [Member]
Restructuring
Restructuring charges	0	65,000	76,000	180,000	122,000
EMEA FY15 Reorganization Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated	40					40
Restructuring Reserve	3,200,000
Restructuring charges	4,200,000		0
Restructuring and Related Cost, Expected Cost	2,700,000		10,000,000
Americas Reorganization Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated				85
Restructuring Reserve			0
Restructuring charges			700,000	1,500,000
Brazil Consolidation Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated				55
Restructuring Reserve			100,000
Restructuring charges			3,100,000	1,600,000
Restructuring Related Cost Number Of Additional Positions				35
Restructuring and Related Cost, Accelerated Depreciation			100,000	700,000
EMEA Reorganziation Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated				45
Restructuring Reserve			300,000
Restructuring charges			600,000	6,400,000
Bellevue, Ohio Facility Plan [Member]
Restructuring
Restructuring Reserve			0
Restructuring charges				300,000
Restructuring and Related Cost, Accelerated Depreciation				400,000
Masterbatch Reorganization Plan [Member]
Restructuring
Restructuring Reserve			1,200,000
Restructuring charges			400,000		2,300,000
EMEA Operations and Back-Office Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated					50
Restructuring Reserve			100,000
Restructuring charges				300,000	4,700,000
Americas Engineered Plastics Plan [Member]
Restructuring
Restructuring charges					1,600,000
Italy Plan [Member]
Restructuring
Restructuring charges					500,000
FY15 North American Production Consolidation Plan [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated	70
Restructuring Reserve	600,000
Restructuring charges	600,000
Restructuring and Related Cost, Expected Cost	1,900,000
FY15 North American SG&A [Member]
Restructuring
Restructuring and Related Cost, Expected Number of Positions Eliminated	10
Restructuring Reserve	100,000
Restructuring charges	200,000
Restructuring and Related Cost, Expected Cost	300,000
Employee Related Costs [Member]
Restructuring
Restructuring Reserve	5,233,000		1,745,000	5,446,000
Restructuring charges	4,907,000		2,223,000	8,669,000
Restructuring Reserve	1,745,000	5,446,000	5,446,000	3,524,000		1,745,000
Restructuring payments	(1,419,000)		(5,924,000)	(6,747,000)
Translation	0		0	0
Other Restructuring Related Costs [Member]
Restructuring
Restructuring Reserve	355,000		371,000	400,000
Restructuring charges	312,000		2,660,000	1,831,000
Restructuring Reserve	371,000	400,000	400,000	381,000		371,000
Restructuring payments	(328,000)		(2,689,000)	(1,812,000)
Translation	0		0	0
Translation Effect On Restructuring Reserve [Member]
Restructuring
Restructuring Reserve	(437,000)		(304,000)	(497,000)
Restructuring charges	0		0	0
Restructuring Reserve	(304,000)	(497,000)	(497,000)	(539,000)		(304,000)
Restructuring payments	0		0	0
Translation	$ (133,000)		$ 193,000	$ 42,000